Cover	Jul. 29, 2025
Cover [Abstract]
Securities Act File Number	333-274697
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Entity Registrant Name	NIAGARA INCOME OPPORTUNITIES FUND
City Area Code	770
Local Phone Number	350-8700
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Central Index Key	0001990685
Amendment Flag	false
Entity Inv Company Type	N-2
Document Information [Line Items]
Entity Address, Address Line One	3550 Lenox Road NE
Entity Address, Address Line Two	Suite 2550
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
Entity Registrant Name	NIAGARA INCOME OPPORTUNITIES FUND
Local Phone Number	350-8700
Effective when Declared, Section 8(c)	false
Document Registration Statement	true
Investment Company Act Registration	true
Entity Emerging Growth Company	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	The Corporation Trust Company
Entity Address, Address Line One	Corporation Trust Center
Entity Address, Address Line Two	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801